THE MAINSTAY FUNDS
51 Madison Avenue

New York, NY 10010

July 15, 2020

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The MainStay Funds
Registration Numbers: (033-02610 and 811-04550)

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated June 25, 2020 to the Prospectus, Summary Prospectus and Statement of Additional Information for MainStay MacKay Infrastructure Bond Fund (Accession Number 0001104659-20-076713). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 744-3598.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady
Associate General Counsel
New York Life Investment Management LLC